REAL ESTATE RELATED AND OTHER LOANS, RESIDENTIAL MORTGAGE LOANS AND SUBPRIME MORTGAGE LOANS	12 Months Ended
Dec. 31, 2013
Real Estate Related And Other Loans Residential Mortgage Loans And Subprime Mortgage Loans
REAL ESTATE RELATED AND OTHER LOANS, RESIDENTIAL MORTGAGE LOANS, AND SUBPRIME MORTGAGE LOANS
7.	REAL ESTATE RELATED AND OTHER LOANS, RESIDENTIAL MORTGAGE LOANS AND SUBPRIME MORTGAGE LOANS

The following is a summary of real estate related and other loans, residential mortgage loans and subprime mortgage loans. The loans contain various terms, including fixed and floating rates, self-amortizing and interest only. They are generally subject to prepayment.

	December 31, 2013								December 31, 2012
Loan Type	Outstanding Face Amount	Carrying Value (A)	Loan Count	Wtd. Avg. Yield	Weighted Average Coupon	Weighted Average Maturity (Years) (B)	Floating Rate Loans as a % of Face Amount	Delinquent Face Amount (C)	Carrying Value	Wtd. Avg. Yield
Mezzanine Loans	$172,197	$139,720	9	6.63%	7.00%	1.3	77.5%	$12,000	$442,529	10.10%
Corporate Bank Loans	256,594	166,710	5	24.18%	13.39%	0.9	9.9%	—	208,863	18.85%
B-Notes	109,323	101,385	4	10.12%	5.30%	1.5	79.3%	—	161,610	10.40%
Whole Loans	29,715	29,715	2	3.65%	3.72%	0.0	98.0%	—	30,130	5.21%
Total Real Estate Related and other Loans Held-for-Sale, Net (D)	$567,829	$437,530	20	13.92%	9.39%	1.1	48.4%	$12,000	$843,132	12.15%
Non-Securitized Manufactured Housing Loan Portfolio I	$501	$130	14	81.79%	7.90%	0.9	0.0%	$—	$163	38.84%
Non-Securitized Manufactured Housing Loan Portfolio II	2,628	2,055	97	15.39%	10.05%	5.1	9.5%	216	2,308	15.46%
Total Residential Mortgage Loans Held-for-Sale, Net (F)	$3,129	$2,185	111	19.34%	9.71%	4.4	8.0%	$216	$2,471	17.00%
Securitized Manufactured Housing Loan Portfolio I	$102,681	$91,924	2,820	9.44%	8.60%	6.1	0.6%	$976	$100,124	9.48%
Securitized Manufactured Housing Loan Portfolio II	128,975	128,117	4,653	8.11%	9.62%	4.9	16.5%	1,998	150,123	7.54%
Residential Loans	45,968	35,409	172	7.49%	2.26%	5.2	100.0%	6,756	42,214	7.41%
Total Residential Mortgage Loans Held-for-Investment, Net (E) (F)	$277,624	$255,450	7,645	8.50%	8.02%	5.4	24.4%	$9,730	$292,461	8.19%
Subprime Mortgage Loans Subject to Call Option	$406,217	$406,217							$405,814

(A)	The aggregate United States federal income tax basis for such assets at December 31, 2013 was approximately $748.5 million (unaudited), excluding the securitized subprime mortgage loans, which are fully consolidated for tax purposes. Carrying value includes interest receivable of $0.1 million for the residential housing loans and principal and interest receivable of $4.3 million for the manufactured housing loans.
(B)	The weighted average maturity is based on the timing of expected principal reduction on the assets.
(C)	Includes loans that are 60 days or more past due (including loans that are in foreclosure and borrowers in bankruptcy) or considered real estate owned (“REO”). As of December 31, 2013 and December 31, 2012, $76.5 million and $137.7 million face amount of real estate related and other loans, respectively, was on non-accrual status.
(D)	Loans which are more than 3% of the total current carrying value (or $13.1 million) at December 31, 2013 are as follows:

		December 31, 2013
Loan Type		Outstanding Face Amount	Carrying Value	Prior Liens (1)	Loan Count	Yield (2)	Coupon (2)	Weighted Average Maturity (Years)
Individual Bank Loan	(3)	$185,579	$155,579	573,000	1	24.90%	15.55%	0.6
Individual B-Note Loan	(4)	52,169	49,236	2,013,921	1	12.00%	3.04%	0.8
Individual Mezzanine Loan	(4)	36,016	34,395	742,473	1	7.00%	7.00%	1.3
Individual Whole Loan	(5)	29,117	29,117	—	1	3.65%	3.65%	0.0
Individual Mezzanine Loan	(4)	28,939	28,939	169,933	1	7.00%	8.00%	0.6
Individual Mezzanine Loan	(4)	24,581	24,581	311,649	1	9.00%	9.00%	3.3
Individual Mezzanine Loan	(4)	24,500	24,500	75,000	1	6.00%	8.17%	0.9
Individual B-Note Loan	(4)	21,500	21,500	36,000	1	7.00%	8.48%	0.3
Individual B-Note Loan	(4)	22,629	18,795	128,897	1	12.00%	7.32%	5.0
Individual Mezzanine Loan	(6)	14,205	14,205	—	1	3.42%	3.31%	0.0
Others	(7)	128,594	36,683		10	7.73%	6.85%	1.4
		$567,829	$437,530		20	13.92%	9.39%	1.1

(1)	Represents face amount of third party liens that are senior to Newcastle’s position.
(2)	For others, represents weighted average yield and weighted average coupon.
(3)	Interest accrued to principal balance over life to maturity with a discounted payoff option prior to April 2015. Following a public offering by the debt issuer in January 2014, Newcastle received cash of $83.3 million, which reduced the face of the loan to $99.4 million.
(4)	Interest only payments over life to maturity and balloon principal payment upon maturity.
(5)	Interest only payments over life to maturity with a discounted payoff option prior to April 2014. The borrower repaid the financing and received the discount in January 2014.
(6)	The borrower repaid the financing in January 2014.
(7)	Various terms of payment. This represents $71.0 million, $44.0 million, $13.0 million and $0.6 million face amounts of bank loans, mezzanine loans, B-notes and whole loans, respectively. Each of the ten loans had a carrying value of less than $13.1 million at December 31, 2013.

(E)	The following is an aging analysis of past due residential loans held-for-investment as of December 31, 2013:

	30-59 Days Past Due	60-89 Days Past Due	Over 90 Days Past Due	REO	Total Past Due	Current	Total Outstanding Face Amount
Securitized Manufactured Housing Loan Portfolio I	$655	$99	$550	$327	$1,631	$101,050	$102,681
Securitized Manufactured Housing Loan Portfolio II	$963	$390	$1,208	$400	$2,961	$126,014	$128,975
Residential Loans	$392	$798	$4,832	$1,126	$7,148	$38,820	$45,968

Newcastle’s management monitors the credit qualities of the Manufactured Housing Loan Portfolios I and II and residential loans primarily by using the aging analysis, current trends in delinquencies and the actual loss incurrence rate.

(F)	Loans acquired at a discount for credit quality.

Newcastle’s investments in real estate related and other loans and non-securitized manufactured housing loans were classified as held-for-sale as of December 31, 2013 and December 31, 2012. Loans held-for-sale are marked to the lower of carrying value or fair value.

Newcastle’s investment in the securitized manufactured housing loan portfolios I and II were classified as held-for-investment as of December 31, 2013 and December 31, 2012. In connection with the securitizations of the manufactured housing loan portfolios, Newcastle gave representations and warranties with respect to the manufactured housing loans sold to the securitization trusts. To the extent a breach of any such representations and warranties materially and adversely affects the value or enforceability of the related loans, Newcastle will be required to repurchase such loans from the respective securitization trusts.

Newcastle’s investment in the residential loans was classified as held-for-investment as of December 31, 2013 and December 31, 2012.

The following is a summary of real estate related and other loans by maturity at December 31, 2013:

Year of Maturity (1)	Outstanding Face Amount	Carrying Value	Number of Loans
Delinquent (2)	$12,000	$—	1
2014	115,623	49,236	5
2015	57,943	56,271	5
2016	64,955	63,334	2
2017	94,912	81,213	4
2018	22,628	18,796	1
Thereafter	199,768	168,680	2
Total	$567,829	$437,530	20

(1)	Based on the final extended maturity date of each loan investment as of December 31, 2013.
(2)	Includes loans that are non-performing, in foreclosure, or under bankruptcy.

Activities relating to the carrying value of real estate related and other loans and residential mortgage loans are as follows:

	Held for Sale		Held for Investment
	Real Estate Related Loans	Residential Mortgage Loans	Residential Mortgage Loans	NPL Reverse Mortgage Loans
December 31, 2010	$782,605	$253,213	$124,974	—
Purchases / additional fundings	384,850	—	—	—
Interest accrued to principal balance	19,507	—	—	—
Principal paydowns	(270,767)	(8,818)	(30,514)	—
Sales	(125,141)	—	—	—
Transfer to held for investment	—	(238,721)	238,721	—
Valuation (allowance) reversal on loans	21,629	(2,864)	(3,602)	—
Accretion of loan discount and other amortization	(7)	—	2,371	—
Other	904	(123)	(714)	—
December 31, 2011	$813,580	$2,687	$331,236	$—
Purchases / additional fundings	109,491	—	—	—
Interest accrued to principal balance	22,835	—	—	—
Principal paydowns	(129,950)	(686)	(38,182)	—
Valuation (allowance) reversal on loans	28,213	493	(4,119)	—
Loss on repayment of loans held for sale	(1,614)	—	—	—
Accretion of loan discount and other amortization	—	—	4,002	—
Other	577	(23)	(476)	—
December 31, 2012	$843,132	$2,471	$292,461	$—
Purchases / additional fundings	315,296	—	—	35,138
Interest accrued to principal balance	26,588	—	—	—
Principal paydowns	(257,335)	(373)	(45,665)	—
Sales	(101,338)	—	—	—
New Residential spin-off	—	—	—	(35,865)
Conversion to equity-GateHouse	(393,531)	—	—	—
Elimination after restructure-Golf	(29,412)	—	—	—
Valuation (allowance) reversal on loans	19,479	105	5,451	—
Gain on repayment of loans held for sale	7,216	—	—	—
Accretion of loan discount and other amortization	6,689	—	3,684	727
Other	746	(18)	(481)	—
December 31, 2013	$437,530	$2,185	$255,450	$—

The following is a rollforward of the related loss allowance:

	Held for Sale		Held for Investment
	Real Estate Related and Other Loans	Residential Mortgage Loans	Residential Mortgage Loans (B)
Balance at December 31, 2011	$(228,017)	$(2,461)	$(26,075)
Charge-offs (A)	17,742	896	7,716
Valuation (allowance) reversal on loans	28,213	493	(4,119)
Balance at December 31, 2012	$(182,062)	$(1,072)	$(22,478)
Charge-offs (A)	68,546	143	4,780
Valuation (allowance) reversal on loans	19,479	105	5,451
Balance at December 31, 2013	$(94,037)	$(824)	$(12,247)

(A)	The charge-offs for real estate related loans represent three and six loans which were written off, sold, restructured, or paid off at a discounted price during 2013 and 2012, respectively.
(B)	The allowance for credit losses was determined based on the guidance for loans acquired with deteriorated credit quality.

The average carrying amount of Newcastle’s real estate related and other loans was approximately $761.7 million, $843.4 million and $795.3 million during 2013, 2012 and 2011, respectively, on which Newcastle earned approximately $81.5 million, $81.5 million and $65.7 million of gross interest revenues, respectively.

The average carrying amount of Newcastle’s residential mortgage loans was approximately $282.7 million, $312.5 million and $354.9 million during 2013, 2012 and 2011, respectively, on which Newcastle earned approximately $27.3 million, $31.6 million and $34.1 million of gross interest revenues, respectively.

The loans are encumbered by various debt obligations as described in Note 14.

The table below summarizes the geographic distribution of real estate related and other loans and residential loans at December 31, 2013:

	Real Estate Related and Other Loans		Residential Mortgage Loans
Geographic Location	Outstanding Face Amount	Percentage	Outstanding Face Amount	Percentage
Western U.S.	$94,204	29.9%	$168,132	59.9%
Northeastern U.S.	34,847	11.0%	9,014	3.2%
Southeastern U.S.	52,178	16.5%	61,646	22.0%
Midwestern U.S.	11,296	3.6%	10,490	3.7%
Southwestern U.S.	32,005	10.1%	31,424	11.2%
Foreign	91,129	28.9%	47	0.0%
	$315,659	100.0%	$280,753	100.0%
Other	252,170	(A)
	$567,829

(A)	Includes corporate bank loans which are not directly secured by real estate assets.

Securitization of Subprime Mortgage Loans

Newcastle acquired and securitized two portfolios of subprime residential mortgage loans (“Subprime Portfolio I” and “Subprime Portfolio II”), through subsidiaries, as summarized in the table below. Both portfolios are being serviced by an affiliate of the Manager for a servicing fee equal to 0.50% per annum on their respective unpaid principal balances.

Both portfolios were securitized through special purpose entities (“Securitization Trust 2006”) and (“Securitization Trust 2007”) which are not consolidated by Newcastle. Newcastle retained a portion of the notes issued by, and all of the equity of, both entities. Newcastle, as holder of the equity (or residual interest), has the option (a call option) to redeem the notes once the aggregate principal balance of Subprime Portfolio I or Subprime Portfolio II is equal to or less than 20% or 10%, respectively, of such balance at the date of the transfer. The transactions between Newcastle and each securitization trust qualified as sales for accounting purposes. However, the loans which are subject to a call option by Newcastle were not treated as being sold and are classified as “held for investment” subsequent to the completion of the securitizations. The loans subject to call option and the corresponding financing recognize interest income and expense based on the expected weighted average coupons of the loans subject to call option at the call date of 9.24% and 8.68% for Subprime Portfolios I and II, respectively. The call options are “out of the money,” meaning that the price Newcastle would have to pay to acquire such loans exceeds their fair value at this time, and there is no requirement to exercise such options.

In both transactions, the residual interests and the retained bonds are reported as real estate securities, available for sale. The retained loans subject to call option and corresponding financing are reported as separate line items on Newcastle’s balance sheet.

Newcastle has no obligation to repurchase any loans from either of its subprime securitizations. Therefore, it is expected that its exposure to loss is limited to the carrying amount of its retained interests in the securitization entities, as described above. A subsidiary of Newcastle gave limited representations and warranties with respect to Subprime Portfolio II and is required to pay the difference, if any, between the repurchase price of any loan in such portfolio and the price required to be paid by a third party originator for such loan. Such subsidiary, however, has no assets and does not have recourse to the general credit of Newcastle.

	Subprime Portfolio
	I	II
Date of acquisition	March 2006	March 2007
Original number of loans (approximate)	11,300	7,300
Predominant origination date of loans	2005	2006
Original face amount of purchase	$1.5 billion	$1.3 billion

Pre-securitization loan write-down	($4.1 million)	($5.8 million)
Gain on pre-securitization hedge	$5.5 million	$5.8 million
Gain on sale	Less than $0.1 million	$0.1 million

Securitization date	April 2006	July 2007
Face amount of loans at securitization	$1.5 billion	$1.1 billion
Face amount of notes sold by trust	$1.4 billion	$1.0 billion
Stated maturity of notes	March 2036	April 2037
Face amount of notes retained by Newcastle	$37.6 million	$38.8 million
Fair value of equity retained by Newcastle	$62.4 million (A)	$46.7 million (A)

Key assumptions in measuring such fair value (A):
Weighted average life (years)	3.1	3.8
Expected credit losses	5.3%	8.0%
Weighted average constant prepayment rate	28.0%	30.1%
Discount rate	18.8%	22.5%
(A)	As of the date of transfer.

The following table presents information on the retained interests in the securitizations of Subprime Portfolios I and II at December 31, 2013:

	Subprime Portfolio
	I	II	Total
Total securitized loans (unpaid principal balance) (A)	$372,661	$506,620	$879,281
Loans subject to call option (carrying value)	$299,176	$107,041	$406,217
Retained interests (fair value) (B)	$2,485	$—	$2,485
(A)	Average loan seasoning of 101 months and 83 months for Subprime Portfolios I and II, respectively, at December 31, 2013.
(B)	The retained interests include retained bonds of the securitizations. Their fair value is estimated based on pricing models. Newcastle’s residual interests were written off in 2010. The weighted average yield of the retained note was 24.53% as of December 31, 2013.

The following table summarizes certain characteristics of the underlying subprime mortgage loans, and related financing, in the securitizations as of December 31, 2013 (unaudited, except stated otherwise):

	Subprime Portfolio
	I	II
Loan unpaid principal balance (UPB) (A)	$372,661	$506,620
Weighted average coupon rate of loans	5.88%	5.19%
Delinquencies of 60 or more days (UPB) (B)	$110,539	$204,653
Net credit losses for year ended
December 31, 2013	$26,388	$44,855
December 31, 2012	$27,548	$34,866
Cumulative net credit losses	$246,805	$301,574
Cumulative net credit losses as a % of original UPB	16.4%	27.7%
Percentage of ARM loans (C)	51.5%	57.0%
Percentage of loans with loan-to-value ratio >90%	9.4%	7.7%
Percentage of interest-only loans	11.4%	14.2%
Face amount of debt (A) (D)	$368,661	$506,620
Weighted average funding cost of debt (E)	0.53%	0.45%

(A)	Audited.
(B)	Delinquencies include loans 60 or more days past due, in foreclosure, under bankruptcy filing or real estate owned.
(C)	ARM loans are adjustable-rate mortgage loans. An option ARM is an adjustable-rate mortgage that provides the borrower with an option to choose from several payment amounts each month for a specified period of the loan term. None of the loans in the subprime portfolios are option ARMs.
(D)	Excludes face amount of $4.0 million of retained notes for Subprime Portfolio I at December 31, 2013.
(E)	Includes the effect of applicable hedges.

Newcastle received negligible cash flows from the retained interests of Subprime Portfolios I and II during the years ended December 31, 2013, 2012 and 2011.